SIGNIFICANT ACCOUNTING POLICIES - Assets and liabilities measured at fair value on a recurring basis (Details) - Recurring - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets:
Assets		$ 1,607	$ 0
Liabilities:
Liabilities:		389	$ 0
Level 2
Assets:
Assets		1,607
Liabilities:
Liabilities:		389
Carrying amount | Interest Rate Swap
Assets:
Assets	$ 5,495	1,607
Liabilities:
Liabilities:		389
Fair value | Level 2 | Interest Rate Swap
Assets:
Assets	$ 5,495	1,607
Liabilities:
Liabilities:		$ 389